SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥) segment $ / ¥	Aug. 31, 2020 USD ($) segment	Aug. 31, 2019 CNY (¥) segment	Aug. 31, 2018 CNY (¥) segment	Aug. 31, 2020 USD ($) $ / ¥	Aug. 31, 2019 USD ($)	Aug. 31, 2017 CNY (¥)
Significant Accounting Policies [Line Items]
Lease, Practical Expedients, Package [true false]	true	true
Lease, Practical Expedient, Lessor Single Lease Component [true false]	true				true
Refund liabilities	¥ 70,711		¥ 20,259		$ 10,327
Refund liability	45,833
Amount Refunded	0
Outstanding refund liability	14,078
Cash and cash equivalents, restricted cash, and term deposits	¥ 4,423,937		3,265,014	¥ 3,164,081	$ 646,075	$ 476,825	¥ 1,896,662
Foreign currency translation exchange rate | $ / ¥	6.8474				6.8474
Impairment loss on operating lease right-of-use assets	¥ 12,772	$ 1,866	0	0
Impairment loss on goodwill	68,723	$ 10,036	¥ 0	¥ 0
ROU assets	1,964,686				$ 286,924
Operating lease liabilities	2,012,626
Operating lease liabilities - non current	¥ 1,802,544				$ 263,245
Practical expedient, incremental cost	true	true
Number of reportable segments | segment	6	6	5	4
Concession payable (b)	¥ 16,448
ASU 2016-02 | Cumulative-effect adjustment
Significant Accounting Policies [Line Items]
ROU assets			¥ 1,906,562
Operating lease liabilities			1,902,180
Coronavirus Disease 2019 ("COVID-19") related rent concessions	2,719
Defined Contribution Retirement Schemes
Significant Accounting Policies [Line Items]
Defined contribution plan, other material obligation	0
Other Operating Income
Significant Accounting Policies [Line Items]
Government subsidies received	¥ 28,249		9,419	¥ 9,088
Minimum
Significant Accounting Policies [Line Items]
Lease period for land use rights (in years)	40 years	40 years
Maximum
Significant Accounting Policies [Line Items]
Lease period for land use rights (in years)	50 years	50 years
CNY
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash, and term deposits	¥ 2,915,649		1,418,745
Major subsidiaries and schools of VIE
Significant Accounting Policies [Line Items]
Refund liabilities	23,804		19,132
Operating lease liabilities - non current	222,693		0
BGY Education Investment
Significant Accounting Policies [Line Items]
Refund liabilities	23,804		19,132
Cash and cash equivalents, restricted cash, and term deposits	2,527,811		¥ 993,183	¥ 901,964			¥ 791,626
ROU assets	249,864
Operating lease liabilities - non current	¥ 222,693
BGY Education Investment | Major subsidiaries and schools of VIE
Significant Accounting Policies [Line Items]
Percentage of revenue contributed of combined revenue	63.30%	63.30%	82.00%	94.40%
Percentage of assets accounted of audited consolidated assets	38.40%		30.90%		38.40%	30.90%
Percentage of liabilities accounted of audited consolidated liabilities	29.10%		37.60%		29.10%	37.60%
Assets held only to settle obligations	¥ 0